Leases - Summary of Cash Paid for Amounts Included in Measurement of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lessee Disclosure [Abstract]
Operating cash payments for operating leases	¥ 190,407	$ 29,879	¥ 208,493	¥ 208,560
Operating cash payments for finance leases	1,004	158	662
Financing cash payments for finance leases	¥ 14,473	$ 2,271	¥ 9,020	¥ 397